Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenues
Gross Profit
Operating expenses:
Marketing expenses	131	82,250	381	164,500		705
Research and development	154,683	139,736	383,025	256,252	734,014	419,362
General and administrative	377,981	219,832	758,625	423,163	1,274,203	496,367
Total operating expenses	532,795	441,818	1,142,031	843,915	2,008,217	916,434
Loss from operations	(532,795)	(441,818)	(1,142,031)	(843,915)	(2,008,217)	(916,434)
Other expense:
Impairment of assets					536,047
Interest expense			31		30,867
Interest expense - debt discount	108,597	185,783	160,854	236,642	368,205
Interest expense - original issuance costs	24,933	22,260	41,455	30,986	61,283	343,156
Total other expense	133,530	208,043	202,340	267,628	996,402	343,156
Loss before income taxes	(666,325)	(649,861)	(1,344,371)	(1,111,543)	(3,004,619)	(1,259,590)
Income taxes
Net loss	$ (666,325)	$ (649,861)	$ (1,344,371)	$ (1,111,543)	$ (3,004,619)	$ (1,259,590)
Net loss per share, basic and diluted	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.03)	$ (0.08)	$ (0.17)
Weighted average number of shares outstanding
Basic and diluted	37,295,803	36,410,334	37,295,803	35,841,627	36,396,585	7,351,272